ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2025	2024
Accounts receivable	$47,285,393	$50,568,698
Less: allowance for expected credited losses	(4,756,474)	(3,992,922)
Accounts receivable, net	$42,528,919	$46,575,776

Schedule of the movement of the allowance for credit losses

	For the years ended
	December 31,
	2025	2024	2023
Balance at the beginning of the year	$(3,992,922)	$(2,841,192)	$(644,669)
Additions charged to allowance for expected credit losses	(672,946)	(2,345,747)	(2,221,430)
Recovery of allowance for expected credit losses	100,321	1,099,404	—
Foreign currency translation adjustments	(190,927)	94,613	24,907
Balance at the end of the year	$(4,756,474)	$(3,992,922)	$(2,841,192)

Schedule of aging analysis of accounts receivable

	As of December 31,
	2025	2024
Within one year	$27,346,103	$42,257,189
Including: Not Overdue	7,609,771	13,225,014
Over one year	19,939,290	8,311,509
	$47,285,393	$50,568,698